Columbia Flexible Capital Income Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Flexible Capital Income Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 38.4%
Issuer	Shares	Value ($)
Communication Services 2.3%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	475,000	13,019,750
Verizon Communications, Inc.	240,000	10,344,000
Total		23,363,750
Media 0.5%
Comcast Corp., Class A	165,000	5,920,200
Total Communication Services		29,283,950
Consumer Discretionary 2.1%
Broadline Retail 0.6%
Macy’s, Inc.	575,000	8,251,250
Hotels, Restaurants & Leisure 0.6%
Darden Restaurants, Inc.	35,000	7,016,100
Household Durables 0.4%
Newell Brands, Inc.	750,000	4,815,000
Specialty Retail 0.5%
Best Buy Co., Inc.	75,000	6,743,250
Total Consumer Discretionary		26,825,600
Consumer Staples 2.9%
Food Products 1.3%
Kraft Heinz Co. (The)	300,000	9,213,000
Mondelez International, Inc., Class A	100,000	6,423,000
Total		15,636,000
Personal Care Products 0.6%
Kenvue, Inc.	335,000	7,906,000
Tobacco 1.0%
Philip Morris International, Inc.	82,500	12,810,600
Total Consumer Staples		36,352,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.6%
Oil, Gas & Consumable Fuels 3.6%
Chevron Corp.	82,500	13,086,150
Diamondback Energy, Inc.	40,000	6,358,400
EOG Resources, Inc.	47,500	6,029,650
Exxon Mobil Corp.	175,000	19,482,750
Total		44,956,950
Total Energy		44,956,950
Financials 7.1%
Banks 2.8%
JPMorgan Chase & Co.	37,500	9,924,375
M&T Bank Corp.	67,500	12,941,100
U.S. Bancorp	260,000	12,194,000
Total		35,059,475
Capital Markets 2.7%
Ares Capital Corp.	550,000	12,859,000
Blackstone Secured Lending Fund	285,000	9,607,350
Morgan Stanley	90,000	11,979,900
Total		34,446,250
Financial Services 0.0%
Clovis Liquidation Trust(a),(b),(c)	11,789,772	530,540
Insurance 0.8%
MetLife, Inc.	110,000	9,479,800
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Starwood Property Trust, Inc.	475,000	9,747,000
Total Financials		89,263,065
Health Care 6.2%
Biotechnology 2.0%
AbbVie, Inc.	62,500	13,064,375
Amgen, Inc.	41,500	12,784,490
Total		25,848,865
Health Care Equipment & Supplies 1.0%
Medtronic PLC	135,000	12,422,700
Health Care Providers & Services 0.9%
CVS Health Corp.	180,000	11,829,600

Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.3%
Bristol-Myers Squibb Co.	210,000	12,520,200
Merck & Co., Inc.	75,000	6,918,750
Pfizer, Inc.	350,000	9,250,500
Total		28,689,450
Total Health Care		78,790,615
Industrials 2.6%
Aerospace & Defense 1.0%
RTX Corp.	97,500	12,966,525
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	55,000	6,546,650
Ground Transportation 0.6%
Union Pacific Corp.	27,500	6,783,975
Machinery 0.5%
Stanley Black & Decker, Inc.	75,000	6,489,750
Total Industrials		32,786,900
Information Technology 4.9%
Communications Equipment 0.8%
Cisco Systems, Inc.	167,500	10,738,425
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	250,000	12,537,500
IT Services 0.5%
International Business Machines Corp.	25,000	6,311,000
Semiconductors & Semiconductor Equipment 1.9%
Broadcom, Inc.	25,000	4,985,750
QUALCOMM, Inc.	40,000	6,286,800
Texas Instruments, Inc.	65,000	12,739,350
Total		24,011,900
Technology Hardware, Storage & Peripherals 0.7%
HP, Inc.	275,000	8,489,250
Total Information Technology		62,088,075
Materials 1.7%
Chemicals 1.1%
LyondellBasell Industries NV, Class A	80,000	6,146,400
Nutrien Ltd.	137,500	7,199,500
Total		13,345,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.6%
International Paper Co.	140,000	7,889,000
Total Materials		21,234,900
Real Estate 2.7%
Industrial REITs 0.6%
Prologis, Inc.	57,500	7,125,400
Office REITs 0.5%
BXP, Inc.	85,000	6,029,050
Residential REITs 0.5%
Invitation Homes, Inc.	200,000	6,802,000
Retail REITs 0.5%
Realty Income Corp.	120,000	6,843,600
Specialized REITs 0.6%
VICI Properties, Inc.	215,000	6,985,350
Total Real Estate		33,785,400
Utilities 2.3%
Electric Utilities 1.6%
Duke Energy Corp.	57,500	6,755,675
Entergy Corp.	80,000	6,984,800
FirstEnergy Corp.	160,000	6,203,200
Total		19,943,675
Gas Utilities 0.7%
UGI Corp.	265,000	9,052,400
Total Utilities		28,996,075
Total Common Stocks (Cost $384,880,847)		484,364,130

Convertible Bonds 12.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.6%
Rivian Automotive, Inc.
03/15/2029	4.625%	7,400,000	7,122,500
Diversified Manufacturing 0.9%
Bloom Energy Corp.
06/01/2028	3.000%	3,700,000	5,535,200
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	5,000,000	5,785,000
Total			11,320,200
Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 28, 2025 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.8%
Duke Energy Corp.
04/15/2026	4.125%	6,000,000	6,378,000
PG&E Corp.
12/01/2027	4.250%	6,500,000	6,755,757
WEC Energy Group, Inc.(d)
06/01/2029	4.375%	8,500,000	9,894,000
Total			23,027,757
Finance Companies 0.5%
Galaxy Digital Holdings LP(d)
12/01/2029	2.500%	7,000,000	6,606,599
Healthcare REIT 0.5%
Welltower OP LLC(d)
07/15/2029	3.125%	5,000,000	6,515,000
Leisure 0.5%
Carnival Corp.
12/01/2027	5.750%	3,200,000	6,227,200
Media and Entertainment 0.5%
fuboTV, Inc.
02/15/2026	3.250%	6,500,000	6,272,500
Other Financial Institutions 1.2%
MARA Holdings, Inc.(d),(e)
06/01/2031	0.000%	11,500,000	8,883,750
RWT Holdings, Inc.
10/01/2025	5.750%	6,500,000	6,435,000
Total			15,318,750
Other REIT 1.6%
PennyMac Corp.
03/15/2026	5.500%	12,000,000	11,874,000
Redwood Trust, Inc.
06/15/2027	7.750%	2,000,000	1,971,000
Starwood Property Trust, Inc.
07/15/2027	6.750%	5,500,000	5,874,718
Total			19,719,718
Pharmaceuticals 1.2%
BridgeBio Pharma, Inc.
02/01/2029	2.250%	11,000,000	9,977,000
Mirum Pharmaceuticals, Inc.
05/01/2029	4.000%	3,300,000	5,560,500
Total			15,537,500
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.5%
Farfetch Ltd.(f)
05/01/2027	0.000%	8,300,000	83,000
Wayfair, Inc.
09/15/2027	3.250%	6,000,000	6,186,000
Total			6,269,000
Technology 2.3%
CSG Systems International, Inc.
09/15/2028	3.875%	5,702,000	6,314,965
MicroStrategy, Inc.(d),(e)
12/01/2029	0.000%	15,000,000	11,685,000
Progress Software Corp.(d)
03/01/2030	3.500%	5,500,000	5,887,585
Western Digital Corp.
11/15/2028	3.000%	3,500,000	4,886,000
Total			28,773,550
Wireless 0.7%
AST SpaceMobile, Inc.(d)
03/01/2032	4.250%	6,700,000	8,810,500
Total Convertible Bonds (Cost $157,490,067)			161,520,774

Convertible Preferred Stocks 7.4%
Issuer		Shares	Value ($)
Financials 2.4%
Banks 1.0%
Bank of America Corp.(g)	7.250%	10,000	12,385,001
Capital Markets 0.9%
AMG Capital Trust II	5.150%	60,000	3,174,600
Ares Management Corp.	6.750%	165,000	8,895,150
Total			12,069,750
Financial Services 0.5%
Apollo Global Management, Inc.	6.750%	75,000	5,909,922
Total Financials			30,364,673
Health Care 0.5%
Health Care Providers & Services 0.5%
BrightSpring Health Services, Inc.	6.750%	100,000	6,941,285
Total Health Care			6,941,285

Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 28, 2025 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 1.5%
Aerospace & Defense 1.0%
Boeing Co. (The)	6.000%	210,000	12,581,100
Machinery 0.5%
Chart Industries, Inc., ADR	6.750%	82,500	5,793,975
Total Industrials			18,375,075
Information Technology 1.0%
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.	7.625%	210,000	12,149,499
Total Information Technology			12,149,499
Materials 0.5%
Chemicals 0.5%
Albemarle Corp.	7.250%	165,000	6,223,800
Total Materials			6,223,800
Utilities 1.5%
Electric Utilities 1.5%
NextEra Energy, Inc.	6.926%	160,000	6,454,400
NextEra Energy, Inc.	7.299%	130,000	6,204,855
PG&E Corp.	6.000%	160,000	6,727,346
Total			19,386,601
Total Utilities			19,386,601
Total Convertible Preferred Stocks (Cost $90,203,099)			93,440,933

Corporate Bonds & Notes 39.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Boeing Co. (The)
05/01/2054	6.858%	5,500,000	6,047,156
United Technologies Corp.
06/01/2042	4.500%	7,500,000	6,661,477
Total			12,708,633
Airlines 0.5%
American Airlines, Inc.(d)
02/15/2028	7.250%	6,000,000	6,134,832
Apartment REIT 0.5%
Invitation Homes Operating Partnership LP
02/01/2035	4.875%	6,800,000	6,565,158
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.0%
Citigroup, Inc.(h)
Subordinated
09/19/2039	5.411%	6,700,000	6,478,708
JPMorgan Chase & Co.(g),(h)
	6.500%	6,400,000	6,547,155
JPMorgan Chase & Co.(h)
04/22/2052	3.328%	9,000,000	6,401,064
M&T Bank Corp.(h)
01/16/2036	5.385%	6,400,000	6,349,696
Total			25,776,623
Building Materials 0.5%
Stanley Black & Decker, Inc.
11/15/2048	4.850%	7,200,000	6,259,609
Cable and Satellite 0.8%
EchoStar Corp.(i)
11/30/2030	6.750%	6,718,080	6,301,668
Telesat Canada/LLC(d)
10/15/2027	6.500%	7,114,000	3,308,928
Total			9,610,596
Chemicals 1.7%
INEOS Finance PLC(d)
04/15/2029	7.500%	6,000,000	6,176,803
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	5,900,000	6,239,250
Olympus Water US Holding Corp.(d)
10/01/2029	6.250%	9,000,000	8,561,606
Total			20,977,659
Construction Machinery 0.3%
Vortex Opco LLC.(d)
04/30/2030	8.000%	7,837,500	2,663,358
Vortex Opco LLC.(d),(j)
3-month Term SOFR + 6.250% Floor 0.500% 04/30/2030	10.842%	1,800,000	1,764,000
Total			4,427,358
Consumer Products 1.6%
Mattel, Inc.(d)
04/01/2029	3.750%	2,400,000	2,286,008
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,826,318
11/01/2041	5.450%	1,100,000	1,030,335
Newell Brands, Inc.(h)
04/01/2036	6.875%	2,500,000	2,493,318
Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
04/01/2046	7.000%	5,300,000	4,789,827
SWF Escrow Issuer Corp.(d)
10/01/2029	6.500%	10,500,000	6,223,475
Total			19,649,281
Electric 3.3%
Duke Energy Corp.(h)
09/01/2054	6.450%	6,100,000	6,180,120
Entergy Corp.(h)
12/01/2054	7.125%	6,000,000	6,137,050
Entergy Louisiana LLC
03/15/2055	5.800%	6,700,000	6,831,489
FirstEnergy Corp.
03/01/2050	3.400%	13,900,000	9,578,707
Pacific Gas and Electric Co.
07/01/2050	4.950%	7,500,000	6,459,880
Wisconsin Electric Power Co.
10/01/2054	5.050%	6,800,000	6,341,708
Total			41,528,954
Food and Beverage 1.5%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	9,500,000	9,471,329
United Natural Foods, Inc.(d)
10/15/2028	6.750%	9,220,000	9,150,177
Total			18,621,506
Gaming 1.0%
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	12,600,000	12,393,180
Health Care 2.3%
Acadia Healthcare Co., Inc.(d)
04/15/2029	5.000%	9,800,000	9,144,650
CVS Health Corp.
07/20/2045	5.125%	3,500,000	3,092,515
CVS Health Corp.(h)
03/10/2055	7.000%	6,000,000	6,073,211
Quotient Ltd.(a),(c),(d),(i)
04/15/2030	12.000%	1,964,021	1,905,100
Star Parent, Inc.(d)
10/01/2030	9.000%	8,800,000	9,215,282
Total			29,430,758
Independent Energy 2.4%
Hilcorp Energy I LP/Finance Co.(d)
04/15/2030	6.000%	12,500,000	12,047,018
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
07/15/2044	4.500%	11,572,000	8,914,946
04/15/2046	4.400%	12,200,000	9,425,594
Total			30,387,558
Leisure 1.2%
Carnival Corp.(d)
02/15/2033	6.125%	6,213,000	6,256,605
NCL Corp., Ltd.(d)
02/15/2029	7.750%	5,500,000	5,841,706
02/01/2032	6.750%	3,033,000	3,101,227
Total			15,199,538
Life Insurance 0.5%
MetLife, Inc.
07/15/2052	5.000%	7,000,000	6,512,423
Media and Entertainment 2.9%
Clear Channel Outdoor Holdings, Inc.(d)
04/15/2028	7.750%	13,000,000	12,076,129
Deluxe Corp.(d)
06/01/2029	8.000%	6,500,000	6,178,951
Lions Gate Capital Holdings LLC(d)
04/15/2029	5.500%	14,500,000	12,212,238
Mav Acquisition Corp.(d)
08/01/2029	8.000%	6,000,000	6,034,986
Total			36,502,304
Oil Field Services 1.8%
Nabors Industries Ltd.(d)
01/15/2028	7.500%	6,400,000	6,082,370
Nabors Industries, Inc.(d)
08/15/2031	8.875%	6,200,000	5,578,376
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	6,353,846	6,483,526
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	5,147,191	5,262,525
Total			23,406,797
Other Financial Institutions —%
WeWork Companies US LLC(a),(c),(d)
08/15/2027	0.000%	6,975,000	0
Other REIT 0.5%
Prologis LP
03/15/2054	5.250%	6,500,000	6,324,484
Packaging 1.0%
ARD Finance SA(d),(i)
06/30/2027	7.250%	9,071,653	591,248

Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mauser Packaging Solutions Holding Co.(d)
04/15/2027	9.250%	11,500,000	11,702,848
Total			12,294,096
Pharmaceuticals 2.0%
1375209 BC Ltd.(d)
01/30/2028	9.000%	1,957,000	1,960,572
AbbVie, Inc.
03/15/2055	5.600%	6,400,000	6,630,877
Bausch Health Companies, Inc.(d)
09/30/2028	11.000%	3,477,000	3,519,221
Merck & Co., Inc.
05/17/2053	5.000%	7,200,000	6,796,737
Organon & Co./Foreign Debt Co-Issuer BV(d)
05/15/2034	7.875%	4,700,000	4,827,932
Organon Finance 1 LLC(d)
04/30/2031	5.125%	1,167,000	1,063,696
Total			24,799,035
Property & Casualty 0.5%
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	6,000,000	6,173,793
Railroads 0.5%
Union Pacific Corp.
02/20/2035	5.100%	6,700,000	6,788,895
Restaurants 1.0%
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2030	6.750%	13,000,000	12,095,071
Retailers 1.4%
Hanesbrands, Inc.(d)
02/15/2031	9.000%	5,500,000	5,856,057
L Brands, Inc.(d)
10/01/2030	6.625%	6,000,000	6,123,806
Magic MergeCo, Inc.(d)
05/01/2029	7.875%	9,700,000	5,918,941
Total			17,898,804
Supermarkets 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d),(k)
03/15/2033	6.250%	3,500,000	3,540,471
Safeway, Inc.
02/01/2031	7.250%	5,500,000	5,790,395
Total			9,330,866
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 5.4%
Broadcom, Inc.(d)
02/15/2041	3.500%	8,500,000	6,764,319
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	6,000,000	6,136,831
Consensus Cloud Solutions, Inc.(d)
10/15/2026	6.000%	6,000,000	5,987,952
Hewlett Packard Enterprise Co.
10/15/2054	5.600%	6,500,000	6,337,179
International Business Machines Corp.
02/06/2053	5.100%	7,200,000	6,714,922
Minerva Merger Sub, Inc.(d)
02/15/2030	6.500%	12,500,000	12,132,209
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	9,655,000	8,648,789
Picard Midco, Inc.(d)
03/31/2029	6.500%	6,500,000	6,395,461
Rocket Software, Inc.(d)
02/15/2029	6.500%	9,625,000	9,244,501
Total			68,362,163
Transportation Services 0.5%
Hertz Corp. (The)(d)
07/15/2029	12.625%	5,900,000	6,217,106
Total Corporate Bonds & Notes (Cost $516,105,329)			496,377,080

Preferred Debt 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(j)
3-month Term SOFR + 6.632% 10/30/2040	10.919%	200,000	6,054,000
Total Preferred Debt (Cost $5,262,419)			6,054,000
Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 28, 2025 (Unaudited)

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(b),(c) 10/13/2026	24,163	0
Quotient Ltd.(a),(b),(c) 07/06/2027	111,309	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(l),(m)	804,086	804,006
Total Money Market Funds (Cost $803,868)		804,006
Total Investments in Securities (Cost: $1,154,745,629)		1,242,560,923
Other Assets & Liabilities, Net		18,640,696
Net Assets		1,261,201,619
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $2,435,640, which represents 0.19% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $364,976,893, which represents 28.94% of total net assets.

(e)	Zero coupon bond.
(f)	Represents a security in default.
(g)	Perpetual security with no specified maturity date.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2025.

(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Variable rate security. The interest rate shown was the current rate as of February 28, 2025.
(k)	Represents a security purchased on a when-issued basis.
(l)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	2,326,943	245,504,706	(247,027,548)	(95)	804,006	407	364,867	804,086
Abbreviation Legend
ADR	American Depositary Receipt
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Flexible Capital Income Fund  | 2025

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3QT148_05_R01_(04/25)